Other Financial Assets at Fair Value Through Profit or Loss - Parent	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Other Financial Assets at Fair Value Through Profit or Loss
12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2021	2020
	£m	£m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	502	579
	514	592
Debt securities	112	112
Equity securities	50	130
	676	834
For the Santander UK group, other financial assets at FVTPL comprised £454m (2020: £508m) of financial assets designated at FVTPL and £222m (2020:£325m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represented other loans, being a portfolio of roll-up mortgages and deferred consideration following the partial sale of the portfolio. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at FVTPL.
The net (loss)/gain in the year attributable to changes in credit risk for loans and advances at FVTPL was £nil (2020: £nil, 2019: £nil). The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2021 was £2m (2020: £2m).

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Other Financial Assets at Fair Value Through Profit or Loss	OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2021	2020
	£m	£m
Debt securities	4,190	1,425
	4,190	1,425
Other financial assets at FVTPL comprised £4,190m (2020: £1,425m) of financial assets mandatorily held at FVTPL. In 2021, as part of MREL requirements, the Company issued £2,765m (2020: £1,425m) debt securities, which were subsequently downstreamed to Santander UK plc.